Marsico Focus Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2024

(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS

Aerospace & Defense
General Electric Co. DBA GE Aerospace	239,644	$38,096,207	3.58%

Application Software
Synopsys, Inc.*	64,479	38,368,874	3.60

Automobile Manufacturers
Tesla, Inc.*	134,270	26,569,348	2.50

Broadline Retail
Amazon.com, Inc.*	322,395	62,302,834	5.85

Consumer Staples Merchandise Retail
Costco Wholesale Corp.	43,148	36,675,368	3.45

Heavy Electrical Equipment
GE Vernova, Inc.*	177,865	30,505,626	2.87

Homebuilding
Toll Brothers, Inc.	237,954	27,407,542	2.57

Interactive Media & Services
Alphabet, Inc. - Cl. A	386,746	70,445,784	6.62
Meta Platforms, Inc. - Cl. A	175,738	88,610,614	8.33
		159,056,398	14.95
Movies & Entertainment
Netflix, Inc.*	47,108	31,792,247	2.99

Pharmaceuticals
Eli Lilly & Company	58,135	52,634,266	4.95

Restaurants
Chipotle Mexican Grill, Inc.*	756,600	47,400,990	4.45

Semiconductor Materials & Equipment
ASML Holding N.V. - NY Reg. Shs.	41,861	42,812,500	4.02

	Number of Shares	Value	Percent of Net Assets
Semiconductors
NVIDIA Corp.	664,235	$82,059,592	7.71%
Taiwan Semiconductor Manufacturing Co., Ltd. Spon. ADR	225,916	39,266,460	3.69
		121,326,052	11.40
Specialty Chemicals
The Sherwin-Williams Company	102,810	30,681,588	2.88

Systems Software
Microsoft Corp.	243,678	108,911,882	10.23
ServiceNow, Inc.*	22,656	17,822,796	1.68
		126,734,678	11.91
Technology Hardware, Storage & Peripherals
Apple, Inc.	441,998	93,093,619	8.75

Transaction & Payment Processing Services
Visa, Inc. - Cl. A	119,111	31,263,064	2.94

TOTAL COMMON STOCKS
(Cost $448,153,550)		996,721,201	93.66

SHORT-TERM INVESTMENTS

State Street Institutional Treasury Money Market Fund - Premier Class, 5.23%#	61,065,626	61,065,626	5.74

TOTAL SHORT-TERM INVESTMENTS
(Cost $61,065,626)		61,065,626	5.74

TOTAL INVESTMENTS
(Cost $509,219,176)		1,057,786,827	99.40

Cash and Other Assets, Less Liabilities		6,409,603	0.60

NET ASSETS		$1,064,196,430	100.00%

SUMMARY OF FAIR VALUE MEASUREMENTS

As of June 30, 2024, all investments disclosed in the preceding Schedule of Investments were classified as Level 1.

For more information on investment valuation and valuation inputs, refer to the Notes to Schedule of Investments.

*	Non-income producing.

#	Rate shown is the 7-day yield as of June 30, 2024.

See Notes to Schedule of Investments.

Marsico Growth Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2024

(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS

Aerospace & Defense
General Electric Co. DBA GE Aerospace	63,187	$10,044,838	2.27%
HEICO Corp.	57,225	12,796,082	2.90
		22,840,920	5.17
Application Software
AppLovin Corp. - Cl. A*	26,921	2,240,366	0.51
SAP S.E. Spon. ADR	22,577	4,554,007	1.03
Synopsys, Inc.*	28,039	16,684,887	3.78
		23,479,260	5.32
Automobile Manufacturers
Tesla, Inc.*	47,174	9,334,791	2.11

Automotive Retail
O’Reilly Automotive, Inc.*	8,238	8,699,822	1.97

Broadline Retail
Amazon.com, Inc.*	127,113	24,564,587	5.56

Consumer Finance
American Express Company	54,925	12,717,884	2.88

Consumer Staples Merchandise Retail
Costco Wholesale Corp.	17,860	15,180,821	3.44

Diversified Support Services
Cintas Corp.	10,309	7,218,980	1.63

Electronic Components
Amphenol Corp. - Cl. A	72,372	4,875,702	1.10

Financial Exchanges & Data
S&P Global, Inc.	21,501	9,589,446	2.17

Health Care Equipment
IDEXX Laboratories, Inc.*	4,183	2,037,958	0.46

Heavy Electrical Equipment
GE Vernova, Inc.*	74,055	12,701,173	2.88

Homebuilding
Toll Brothers, Inc.	69,848	8,045,093	1.82

	Number of Shares	Value	Percent of Net Assets
Insurance Brokers
Arthur J. Gallagher & Company	8,701	$2,256,256	0.51%

Interactive Media & Services
Alphabet, Inc. - Cl. A	134,103	24,426,861	5.53
Meta Platforms, Inc. - Cl. A	61,641	31,080,625	7.04
Snap, Inc. - Cl. A*	278,683	4,628,925	1.05
		60,136,411	13.62
Life Sciences Tools & Services
Danaher Corp.	21,392	5,344,791	1.21

Movies & Entertainment
Netflix, Inc.*	13,997	9,446,295	2.14
Spotify Technology S.A.*	21,472	6,737,699	1.52
		16,183,994	3.66
Passenger Airlines
Delta Air Lines, Inc.	85,657	4,063,568	0.92

Pharmaceuticals
Eli Lilly & Company	5,433	4,918,930	1.11

Restaurants
Chipotle Mexican Grill, Inc.*	327,950	20,546,068	4.65

Semiconductor Materials & Equipment
ASML Holding N.V. - NY Reg. Shs.	9,999	10,226,277	2.32

Semiconductors
NVIDIA Corp.	183,777	22,703,810	5.14
Taiwan Semiconductor Manufacturing Co., Ltd. Spon. ADR	110,275	19,166,898	4.34
		41,870,708	9.48
Specialty Chemicals
The Sherwin-Williams Company	40,768	12,166,394	2.75

Systems Software
Microsoft Corp.	72,379	32,349,794	7.32
ServiceNow, Inc.*	22,101	17,386,194	3.94
		49,735,988	11.26
Technology Hardware, Storage & Peripherals
Apple, Inc.	110,633	23,301,523	5.28

Trading Companies & Distributors
Watsco, Inc.	8,008	3,709,626	0.84

	Number of Shares	Value	Percent of Net Assets
Transaction & Payment Processing Services
Mastercard, Inc. - Cl. A	24,838	$10,957,532	2.48%
Visa, Inc. - Cl. A	16,751	4,396,635	1.00
		15,354,167	3.48
TOTAL COMMON STOCKS
(Cost $236,790,410)		431,101,138	97.60

SHORT-TERM INVESTMENTS

State Street Institutional Treasury Money Market Fund - Premier Class, 5.23%#	13,013,625	13,013,625	2.94

TOTAL SHORT-TERM INVESTMENTS
(Cost $13,013,625)		13,013,625	2.94

TOTAL INVESTMENTS
(Cost $249,804,035)		444,114,763	100.54

Liabilities, Less Cash and Other Assets		(2,403,577)	(0.54)

NET ASSETS		$441,711,186	100.00%

SUMMARY OF FAIR VALUE MEASUREMENTS

As of June 30, 2024, all investments disclosed in the preceding Schedule of Investments were classified as Level 1.

For more information on investment valuation and valuation inputs, refer to the Notes to Schedule of Investments.

*	Non-income producing.

#	Rate shown is the 7-day yield as of June 30, 2024.

See Notes to Schedule of Investments.

Marsico Midcap Growth Focus Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2024

(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS

Aerospace & Defense
Aerovironment, Inc.*	7,617	$1,387,513	0.49%
HEICO Corp.	57,011	12,748,229	4.47
Rolls-Royce Holdings PLC*	1,326,176	7,657,879	2.69
		21,793,621	7.65
Application Software
AppLovin Corp. - Cl. A*	33,656	2,800,853	0.98
Constellation Software, Inc.	5,185	14,939,986	5.24
Palantir Technologies, Inc. - Cl. A*	412,134	10,439,354	3.66
Synopsys, Inc.*	32,816	19,527,489	6.85
Tyler Technologies, Inc.*	1,677	843,162	0.30
		48,550,844	17.03
Asset Management & Custody Banks
KKR & Co., Inc.	86,657	9,119,783	3.20

Automotive Retail
O’Reilly Automotive, Inc.*	9,076	9,584,801	3.36

Biotechnology
Neurocrine Biosciences, Inc.*	19,507	2,685,529	0.94

Diversified Support Services
Cintas Corp.	19,983	13,993,296	4.91

Electrical Components & Equipment
AMETEK, Inc.	48,635	8,107,941	2.85

Electronic Components
Amphenol Corp. - Cl. A	159,678	10,757,507	3.78

Environmental & Facilities Services
Waste Connections, Inc.	4,091	717,398	0.25

Financial Exchanges & Data
MSCI, Inc.	19,431	9,360,884	3.28

Health Care Equipment
DexCom, Inc.*	21,390	2,425,198	0.85

Heavy Electrical Equipment
GE Vernova, Inc.*	67,836	11,634,552	4.08

	Number of Shares	Value	Percent of Net Assets
Homebuilding
Lennar Corp. - Cl. A	39,008	$5,846,129	2.05%
NVR, Inc.*	1,287	9,766,477	3.43
PulteGroup, Inc.	42,228	4,649,303	1.63
Toll Brothers, Inc.	60,095	6,921,742	2.43
		27,183,651	9.54
Insurance Brokers
Arthur J. Gallagher & Company	2,746	712,065	0.25

Interactive Media & Services
Snap, Inc. - Cl. A*	139,670	2,319,919	0.81

Leisure Products
Acushnet Holdings Corp.	100,319	6,368,250	2.24

Movies & Entertainment
Spotify Technology S.A.*	51,343	16,110,920	5.65

Passenger Airlines
Delta Air Lines, Inc.	206,871	9,813,960	3.44
United Airlines Holdings, Inc.*	155,608	7,571,885	2.66
		17,385,845	6.10
Restaurants
Chipotle Mexican Grill, Inc.*	329,100	20,618,115	7.23

Semiconductor Materials & Equipment
KLA Corp.	21,400	17,644,514	6.19

Semiconductors
Marvell Technology, Inc.	101,435	7,090,306	2.49
Microchip Technology, Inc.	109,468	10,016,322	3.51
		17,106,628	6.00
Trading Companies & Distributors
United Rentals, Inc.	6,401	4,139,719	1.45
Watsco, Inc.	14,415	6,677,604	2.35
		10,817,323	3.80
TOTAL COMMON STOCKS
(Cost $169,141,618)		284,998,584	99.99

	Number of Shares/Warrants	Value	Percent of Net Assets
WARRANTS

Application Software
Constellation Software, Inc. Warrants, Strike Price: Pending, Expiration Date: March 31, 2040*@^	5,185	$0	0.00%

TOTAL WARRANTS
(Cost $0)		0	0.00

SHORT-TERM INVESTMENTS

State Street Institutional Treasury Money Market Fund - Premier Class, 5.23%#	1,005,357	1,005,357	0.35

TOTAL SHORT-TERM INVESTMENTS
(Cost $1,005,357)		1,005,357	0.35

TOTAL INVESTMENTS
(Cost $170,146,975)		286,003,941	100.34

Liabilities, Less Cash and Other Assets		(981,699)	(0.34)

NET ASSETS		$285,022,242	100.00%

SUMMARY OF FAIR VALUE MEASUREMENTS

The following is a summary of the fair values of the Fund’s investments according to the valuation inputs utilized as of June 30, 2024.

Fund Investment by Major Security Type	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Total
Assets
Common Stocks	$284,998,584	$-	$-		$284,998,584
Warrants
Information Technology	-	-	-	**	-
Short-term Investments	1,005,357	-	-		1,005,357
	$286,003,941	$-	$-		$286,003,941

**	Constellation Software, Inc. warrants represent the only Level 3 security held by the Fund.

For more information on investment valuation and valuation inputs, refer to the Notes to Schedule of Investments.

*	Non-income producing.

@	Security valued at fair value using significant unobservable inputs as determined in good faith by Marsico Capital Management, LLC (the “Adviser”), as the Fund’s Board of Trustees’ valuation designee. As of June 30, 2024, the total value of Level 3 securities was $0, which represents 0.00% of the Fund’s net assets.

^	As of June 30, 2024, certain information for the security, such as the strike price, is pending announcement by the issuer.

#	Rate shown is the 7-day yield as of June 30, 2024.

See Notes to Schedule of Investments.

Marsico International Opportunities Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2024

(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS

Aerospace & Defense
Airbus S.E.	9,033	$1,240,774	2.38%
Rolls-Royce Holdings PLC*	442,549	2,555,457	4.89
Safran S.A.	8,140	1,720,842	3.30
		5,517,073	10.57
Apparel, Accessories & Luxury Goods
Hermes International	741	1,698,249	3.25

Application Software
Constellation Software, Inc.	306	881,704	1.69
SAP S.E.	13,737	2,788,152	5.34
Synopsys, Inc.*	1,587	944,360	1.81
		4,614,216	8.84
Automobile Manufacturers
Ferrari N.V.	3,733	1,524,445	2.92

Broadline Retail
Amazon.com, Inc.*	7,723	1,492,470	2.86

Homebuilding
Toll Brothers, Inc.	7,465	859,819	1.65

Industrial Gases
Air Liquide S.A.	6,308	1,089,536	2.09

Integrated Oil & Gas
TotalEnergies S.E.	26,457	1,766,067	3.38

Interactive Home Entertainment
Nintendo Co., Ltd.	32,900	1,749,595	3.35

Interactive Media & Services
Meta Platforms, Inc. - Cl. A	4,344	2,190,332	4.20

Internet Services & Infrastructure
Shopify, Inc. - Cl. A*	21,248	1,403,430	2.69

Movies & Entertainment
Netflix, Inc.*	2,036	1,374,056	2.63
Spotify Technology S.A.*	8,100	2,541,699	4.87
		3,915,755	7.50

	Number of Shares/Warrants	Value	Percent of Net Assets
Pharmaceuticals
Eli Lilly & Company	2,364	$2,140,318	4.10%
Novo Nordisk A/S - Cl. B	20,592	2,973,523	5.70
		5,113,841	9.80
Real Estate Services
FirstService Corp.	3,400	517,437	0.99

Restaurants
Chipotle Mexican Grill, Inc.*	19,400	1,215,410	2.33

Semiconductor Materials & Equipment
ASML Holding N.V.	2,897	2,991,472	5.73

Semiconductors
ARM Holdings PLC ADR*	12,139	1,986,183	3.80
NVIDIA Corp.	21,690	2,679,583	5.13
Taiwan Semiconductor Manufacturing Co., Ltd. Spon. ADR	19,266	3,348,623	6.42
		8,014,389	15.35
Soft Drinks & Non-alcoholic Beverages
Coca-Cola Europacific Partners PLC	18,288	1,332,646	2.55

Systems Software
Microsoft Corp.	3,458	1,545,553	2.96

Technology Hardware, Storage & Peripherals
Apple, Inc.	8,722	1,837,028	3.52

TOTAL COMMON STOCKS
(Cost $31,217,147)		50,388,763	96.53

WARRANTS

Application Software
Constellation Software, Inc. Warrants, Strike Price: Pending, Expiration Date: March 31, 2040*@^	306	0	0.00

TOTAL WARRANTS
(Cost $0)		0	0.00

	Number of Shares	Value	Percent of Net Assets
SHORT-TERM INVESTMENTS

State Street Institutional Treasury Money Market Fund - Premier Class, 5.23%#	1,918,264	$1,918,264	3.67%

TOTAL SHORT-TERM INVESTMENTS
(Cost $1,918,264)		1,918,264	3.67

TOTAL INVESTMENTS
(Cost $33,135,411)		52,307,027	100.20

Liabilities, Less Cash and Other Assets		(106,541)	(0.20)

NET ASSETS		$52,200,486	100.00%

SUMMARY OF FAIR VALUE MEASUREMENTS

The following is a summary of the fair values of the Fund’s investments according to the valuation inputs utilized as of June 30, 2024.

Fund Investment by Major Security Type	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Total
Assets
Common Stocks	$50,388,763	$-	$-		$50,388,763
Warrants
Information Technology	-	-	-	**	-
Short-term Investments	1,918,264	-	-		1,918,264
	$52,307,027	$-	$-		$52,307,027

**	Constellation Software, Inc. warrants represent the only Level 3 security held by the Fund.

For more information on investment valuation and valuation inputs, refer to the Notes to Schedule of Investments.

*	Non-income producing.

@	Security valued at fair value using significant unobservable inputs as determined in good faith by the Adviser, as the Fund’s Board of Trustees’ valuation designee. As of June 30, 2024, the total value of Level 3 securities was $0, which represents 0.00% of the Fund’s net assets.

^	As of June 30, 2024, certain information for the security, such as the strike price, is pending announcement by the issuer.

#	Rate shown is the 7-day yield as of June 30, 2024.

See Notes to Schedule of Investments.

SUMMARY OF INVESTMENTS BY COUNTRY

		Percent of
		Investment
Country	Market Value	Securities
Canada	$2,802,571	5.36%
Denmark	2,973,523	5.68
France	7,515,468	14.37
Germany	2,788,152	5.33
Italy	1,524,445	2.91
Japan	1,749,595	3.35
Netherlands	2,991,472	5.72
Sweden	2,541,699	4.86
Taiwan	3,348,623	6.40
United Kingdom	5,874,286	11.23
United States(1)	18,197,193	34.79
	$52,307,027	100.00%

(1) Includes short-term securities.

Marsico Global Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2024

(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS

Aerospace & Defense
Airbus S.E.	58,354	$8,015,512	2.25%
General Electric Co. DBA GE Aerospace	76,954	12,233,377	3.43
Rolls-Royce Holdings PLC*	2,114,160	12,208,019	3.43
Safran S.A.	40,461	8,553,683	2.40
		41,010,591	11.51
Apparel, Accessories & Luxury Goods
Hermes International	5,825	13,349,933	3.75

Application Software
SAP S.E. Spon. ADR	54,394	10,971,814	3.08
Synopsys, Inc.*	14,289	8,502,812	2.38
		19,474,626	5.46
Automobile Manufacturers
Ferrari N.V.	20,424	8,340,549	2.34

Automotive Retail
O’Reilly Automotive, Inc.*	5,638	5,954,066	1.67

Broadline Retail
Amazon.com, Inc.*	62,761	12,128,563	3.40

Consumer Staples Merchandise Retail
Costco Wholesale Corp.	8,334	7,083,817	1.99

Heavy Electrical Equipment
GE Vernova, Inc.*	53,915	9,246,962	2.59

Homebuilding
Toll Brothers, Inc.	65,505	7,544,866	2.12

Interactive Media & Services
Alphabet, Inc. - Cl. A	62,059	11,304,047	3.17
Meta Platforms, Inc. - Cl. A	33,816	17,050,703	4.78
Tencent Holdings Ltd. ADR	102,322	4,845,970	1.36
		33,200,720	9.31
Movies & Entertainment
Spotify Technology S.A.*	30,510	9,573,733	2.69

	Number of Shares	Value	Percent of Net Assets
Pharmaceuticals
Eli Lilly & Company	14,804	$13,403,245	3.76%
Novo Nordisk A/S - Cl. B	99,735	14,401,918	4.04
		27,805,163	7.80
Restaurants
Chipotle Mexican Grill, Inc.*	158,350	9,920,627	2.78

Semiconductor Materials & Equipment
ASML Holding N.V. - NY Reg. Shs.	16,255	16,624,476	4.66

Semiconductors
ARM Holdings PLC ADR*	97,303	15,920,717	4.47
NVIDIA Corp.	148,139	18,301,092	5.13
Taiwan Semiconductor Manufacturing Co., Ltd. Spon. ADR	100,423	17,454,522	4.90
		51,676,331	14.50
Systems Software
Microsoft Corp.	43,507	19,445,454	5.46

Technology Hardware, Storage & Peripherals
Apple, Inc.	82,573	17,391,525	4.88

TOTAL COMMON STOCKS
(Cost $185,677,368)		309,772,002	86.91

SHORT-TERM INVESTMENTS

State Street Institutional Treasury Money Market Fund - Premier Class, 5.23%#	47,045,215	47,045,215	13.20

TOTAL SHORT-TERM INVESTMENTS
(Cost $47,045,215)		47,045,215	13.20

TOTAL INVESTMENTS
(Cost $232,722,583)		356,817,217	100.11

Liabilities, Less Cash and Other Assets		(380,490)	(0.11)

NET ASSETS		$356,436,727	100.00%

SUMMARY OF FAIR VALUE MEASUREMENTS

As of June 30, 2024, all investments disclosed in the preceding Schedule of Investments were classified as Level 1.

For more information on investment valuation and valuation inputs, refer to the Notes to Schedule of Investments.

*	Non-income producing.

#	Rate shown is the 7-day yield as of June 30, 2024.

See Notes to Schedule of Investments.

SUMMARY OF INVESTMENTS BY COUNTRY

		Percent of
		Investment
Country	Market Value	Securities
China/Hong Kong	$4,845,970	1.36%
Denmark	14,401,918	4.04
France	29,919,128	8.39
Germany	10,971,814	3.07
Italy	8,340,549	2.34
Netherlands	16,624,476	4.66
Sweden	9,573,733	2.68
Taiwan	17,454,522	4.89
United Kingdom	28,128,736	7.88
United States(1)	216,556,371	60.69
	$356,817,217	100.00%

(1) Includes short-term securities.

Notes to Schedules of Investments

Investment Valuation — A security traded on a recognized stock exchange is generally valued at the last sale price prior to the closing of the principal exchange on which the security is traded. Securities traded on NASDAQ generally will be valued at the NASDAQ Official Closing Price. If no sale price is reported on the valuation date, the most current bid price will generally be used, with the exception of short option positions which will generally utilize the most current ask price. Other securities for which over-the-counter market quotations are readily available are generally valued at the last sale price. Debt securities that will mature in more than 60 days are generally valued at their bid prices furnished by a pricing service. Debt securities that will mature in 60 days or less are valued at amortized cost, if it approximates market value. Any securities for which market quotations are not readily available are valued at their fair value as determined, in accordance with the Funds’ policies and procedures, in good faith by the Adviser, subject to the Board’s general supervision of the Adviser as the Board’s valuation designee (as defined in Rule 2a-5 under the 1940 Act). The Funds’ policies and procedures, including those wherein the Adviser has been approved as the Board’s valuation designee, have been duly approved by the Board. When a security has been “fair valued,” consideration is given to facts and circumstances relevant to the particular situation, including a review of the various factors set forth in the Funds’ policies and procedures. The Funds may use pricing services to assist in determining market value. The Adviser, as the Board’s valuation designee, has proposed and the Board has approved the use of a pricing service to assist the Funds in valuing certain equity securities listed or traded on foreign security exchanges in the Funds’ portfolios in certain circumstances where there is a significant change in the value of related US-traded securities, as represented by, for example, the S&P 500 Index.

“Fair Value Measurements and Disclosures” (the “Fair Value Statement”) defines fair value, establishes a framework for measuring fair value in GAAP, and expands disclosures about fair value measurements. Under the Fair Value Statement, various inputs are used in determining the value of the Funds’ investments.

These inputs are summarized into three broad levels and described below:

•            Level 1 – unadjusted quoted prices in active markets for identical investments

•            Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, and evaluated quotations obtained from pricing services)

•            Level 3 – significant unobservable inputs (including the Fund’s assumptions that market participants would use in determining the fair value of investments)

The inputs or methodology used for valuing investments are not an indication of the risk associated with investing in those investments. Changes in valuation techniques may result in transfers between the levels during the reporting period. As of June 30, 2024, the fair values of each Fund’s investments according to the valuation inputs utilized are reflected in the “Summary of Fair Value Measurements” on the Fund’s Schedule of Investments. The Funds did not hold a significant amount of Level 3 securities as of June 30, 2024.

Foreign Currency Translation — The accounting records of the Funds are maintained in US dollars. For valuation purposes, values of securities denominated in foreign currencies are translated into US dollars at 4:00 p.m. Eastern Time. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

Reported realized gains and losses on foreign currency transactions arise from sales of portfolio securities, forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the US dollar equivalent of the amounts actually received or paid.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the end of the reporting period. Net unrealized appreciation or depreciation on investments and foreign currency translations arises from changes in the value of assets and liabilities, including investments in securities at the end of the reporting period, resulting from changes in the exchange rates and changes in market prices of securities held.

Transactions in foreign-denominated assets may involve greater risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and market risk.

Federal Income Tax Information — “Accounting for Uncertainty in Income Taxes” (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze all open tax years, consisting of fiscal years 2020-2024 as defined by Internal Revenue Service (“IRS”) statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the period ended June 30, 2024, the Funds did not have any liabilities for any unrecognized tax benefits. The Funds have no examinations in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

At June 30, 2024, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

	Focus Fund	Growth Fund	Midcap Growth Focus Fund	International Opportunities Fund	Global Fund
Cost of Investments	$510,374,132	$250,936,355	$170,147,509	$33,143,736	$232,732,829

Gross Unrealized Appreciation	$554,058,825	$193,963,750	$116,658,419	$19,224,613	$126,538,938
Gross Unrealized Depreciation	(6,646,130)	(785,342)	(801,987)	(61,322)	(2,454,550)

Net Unrealized Appreciation on Investments	$547,412,695	$193,178,408	$115,856,432	$19,163,291	$124,084,388

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals.